Fair Value Measurements - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
General and administrative, restructuring, integration and other | Contingent consideration | Level 3 | Recurring basis
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gain included in earnings	$ 3,269	$ 6,501
Accrued liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of contingent consideration	$ 11,500
Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Rate of achievement of milestones rate	0.00%
Discount rate used for analysis of future milestones	2.20%
Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Rate of achievement of milestones rate	100.00%
Discount rate used for analysis of future milestones	7.70%